Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchased intangible asset consists of satellite system software and is amortized, useful life			10 years
Research and development costs	$ 336,000	$ 1,579,000	$ 25,000
Furniture and fixtures [Member]
Property and equipment, useful life	5 years
Computer equipment [Member] | Minimum [Member]
Property and equipment, useful life	3 years
Computer equipment [Member] | Maximum [Member]
Property and equipment, useful life	5 years
Satellite equipment [Member]
Property and equipment, useful life	5 years